FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08394
                                   ---------

                           TEMPLETON DRAGON FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Dragon Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2006

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CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   7

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1
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Templeton Dragon Fund, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                         COUNTRY         SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 95.3%
    AIR FREIGHT & LOGISTICS 0.1%
    Sinotrans Ltd., H ..........................................................          China         3,017,000    $  1,033,982
                                                                                                                     ------------
    AIRLINES 0.4%
    Air China Ltd., H ..........................................................          China         7,486,000       3,228,609
  a Air China Ltd., H, 144A ....................................................          China         1,364,000         588,274
                                                                                                                     ------------
                                                                                                                        3,816,883
                                                                                                                     ------------
    AUTO COMPONENTS 1.5%
    Cheng Shin Rubber Industry Co. Ltd. ........................................         Taiwan        10,923,563      10,689,321
    Norstar Founders Group Ltd. ................................................          China         7,852,000       2,610,396
                                                                                                                     ------------
                                                                                                                       13,299,717
                                                                                                                     ------------
    AUTOMOBILES 0.3%
    Brilliance China Automotive Holdings Ltd. ..................................          China           680,000         105,614
    Chongqing Changan Automobile Co. Ltd., B ...................................          China         4,384,169       2,234,107
                                                                                                                     ------------
                                                                                                                        2,339,721
                                                                                                                     ------------
    CAPITAL MARKETS 0.5%
    Yuanta Core Pacific Securities Co. .........................................         Taiwan         6,533,290       4,350,923
                                                                                                                     ------------
    COMMERCIAL BANKS 11.0%
a,b Bank of China Ltd., H, 144A ................................................          China        20,840,000       8,961,255
    China Construction Bank, H .................................................          China         7,894,000       3,414,706
  a China Construction Bank, H, 144A ...........................................          China        38,097,000      16,479,612
a,b China Merchants Bank Co. Ltd., H, 144A .....................................          China         2,118,000       2,985,071
    Chinatrust Financial Holding Co. Ltd. ......................................         Taiwan        15,631,896      11,661,366
    HSBC Holdings PLC ..........................................................     United Kingdom     1,985,377      36,212,905
    Mega Financial Holding Co. Ltd. ............................................         Taiwan        27,217,000      19,276,311
                                                                                                                     ------------
                                                                                                                       98,991,226
                                                                                                                     ------------
    COMMUNICATIONS EQUIPMENT 0.4%
    D-Link Corp. ...............................................................         Taiwan         3,604,962       3,810,742
    ZTE Corp., H ...............................................................          China            64,000         236,591
                                                                                                                     ------------
                                                                                                                        4,047,333
                                                                                                                     ------------
    COMPUTERS & PERIPHERALS 3.3%
    Acer Inc. ..................................................................         Taiwan         4,216,621       7,144,441
    Advantech Co. Ltd. .........................................................         Taiwan         1,803,865       5,192,037
    Asustek Computer Inc. ......................................................         Taiwan         4,932,049      11,574,153
    LITE-ON IT Corp. ...........................................................         Taiwan         2,197,760       1,924,948
    Lite-On Technology Corp. ...................................................         Taiwan         2,821,424       3,480,978
                                                                                                                     ------------
                                                                                                                       29,316,557
                                                                                                                     ------------
    CONSTRUCTION MATERIALS 0.2%
    Anhui Conch Cement Co. Ltd., H .............................................          China         1,072,000       2,121,805
                                                                                                                     ------------


                                          Quarterly Statement of Investments | 3

Templeton Dragon Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                         COUNTRY         SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTORS 2.9%
China Resources Enterprise Ltd. ................................................          China        10,658,000    $ 23,092,687
Test-Rite International Co. Ltd. ...............................................         Taiwan         5,246,760       2,804,822
                                                                                                                     ------------
                                                                                                                       25,897,509
                                                                                                                     ------------
DIVERSIFIED TELECOMMUNICATION SERVICES 1.3%
China Telecom Corp. Ltd., H ....................................................          China        32,240,000      11,669,989
                                                                                                                     ------------
ELECTRIC UTILITIES 3.8%
Cheung Kong Infrastructure Holdings Ltd. .......................................        Hong Kong      11,060,000      33,858,664
                                                                                                                     ------------
ELECTRICAL EQUIPMENT 0.8%
BYD Co. Ltd., H ................................................................          China         1,193,500       3,446,921
Phoenixtec Power Co. Ltd. ......................................................         Taiwan         3,811,945       4,173,452
                                                                                                                     ------------
                                                                                                                        7,620,373
                                                                                                                     ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
Delta Electronics Inc. .........................................................         Taiwan         3,275,268       9,397,477
                                                                                                                     ------------
FOOD & STAPLES RETAILING 14.1%
Dairy Farm International Holdings Ltd. .........................................        Hong Kong      39,811,578     126,600,818
                                                                                                                     ------------
FOOD PRODUCTS 0.5%
Uni-President Enterprises Corp. ................................................         Taiwan         5,455,030       4,794,363
                                                                                                                     ------------
HOTELS RESTAURANTS & LEISURE 0.6%
Hongkong and Shanghai Hotels Ltd. ..............................................        Hong Kong       4,358,838       5,539,011
                                                                                                                     ------------
HOUSEHOLD DURABLES 0.1%
Samson Holding Ltd. ............................................................          China         1,982,000         954,028
                                                                                                                     ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 3.4%
Datang International Power Generation Co. Ltd., H ..............................          China        26,502,000      19,900,355
Guangdong Electric Power Development Co. Ltd., B ...............................          China        13,956,700       6,861,322
Huadian Power International Corp. Ltd., H ......................................          China         8,404,000       2,383,991
Huaneng Power International Inc., H ............................................          China         1,454,000       1,048,883
                                                                                                                     ------------
                                                                                                                       30,194,551
                                                                                                                     ------------
INDUSTRIAL CONGLOMERATES 4.4%
Citic Pacific Ltd. .............................................................          China         7,081,000      21,813,841
LG Corp. .......................................................................       South Korea        174,970       5,084,994
Shanghai Industrial Holdings Ltd. ..............................................          China         6,540,000      12,356,966
                                                                                                                     ------------
                                                                                                                       39,255,801
                                                                                                                     ------------
INSURANCE 1.0%
China Life Insurance Co. Ltd., H ...............................................          China         4,609,000       9,016,085
                                                                                                                     ------------
IT SERVICES 0.4%
Travelsky Technology Ltd., H ...................................................          China         2,837,000       3,575,997
                                                                                                                     ------------


4 | Quarterly Statement of Investments

Templeton Dragon Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                         COUNTRY         SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  MACHINERY 1.8%
  China International Marine Containers (Group) Co. Ltd., B ....................          China        10,913,619    $ 13,756,457
  Yungtay Engineering Co. Ltd. .................................................          Taiwan        5,686,000       2,893,660
                                                                                                                     ------------
                                                                                                                       16,650,117
                                                                                                                     ------------
  MEDIA 0.3%
a Next Media Ltd., 144A ........................................................        Hong Kong       4,974,000       2,713,445
                                                                                                                     ------------
  METALS & MINING 0.1%
  Aluminum Corp. of China Ltd., H ..............................................          China         1,028,000         653,168
  China Oriental Group Co. Ltd. ................................................          China           392,000          78,494
                                                                                                                     ------------
                                                                                                                          731,662
                                                                                                                     ------------
  OFFICE ELECTRONICS 0.1%
  Kinpo Electronics Inc. .......................................................          Taiwan        1,557,234         538,518
                                                                                                                     ------------
  OIL, GAS & CONSUMABLE FUELS 17.8%
  China Petroleum and Chemical Corp., H ........................................          China       103,150,000      64,082,714
  China Shenhua Energy Co. Ltd., H .............................................          China         6,448,000      10,378,841
  CNOOC Ltd. ...................................................................          China        18,177,000      15,119,016
a CNOOC Ltd., 144A .............................................................          China        14,270,000      11,869,305
  PetroChina Co. Ltd., H .......................................................          China        45,320,000      48,748,384
a PetroChina Co. Ltd., H, 144A .................................................          China         9,200,000       9,895,965
                                                                                                                     ------------
                                                                                                                      160,094,225
                                                                                                                     ------------
  PHARMACEUTICALS 0.1%
  Tong Ren Tang Technologies Co. Ltd., H .......................................          China           628,000       1,086,615
                                                                                                                     ------------
  REAL ESTATE 4.9%
  Cheung Kong (Holdings) Ltd. ..................................................        Hong Kong       2,575,000      27,648,367
  Hang Lung Group Ltd. .........................................................        Hong Kong       3,138,042       8,076,058
  Henderson Investment Ltd. ....................................................        Hong Kong       4,554,000       8,218,729
                                                                                                                     ------------
                                                                                                                       43,943,154
                                                                                                                     ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.5%
  Elan Microelectronics Corp. ..................................................          Taiwan        2,082,338         827,023
  Faraday Technology Corp. .....................................................          Taiwan        1,150,143       1,799,378
  Realtek Semiconductor Corp. ..................................................          Taiwan          263,550         323,965
  Samsung Electronics Co. Ltd. .................................................       South Korea         10,780       7,564,513
  Sunplus Technology Co. Ltd. ..................................................          Taiwan        6,903,006       6,588,191
  Taiwan Semiconductor Manufacturing Co. Ltd. ..................................          Taiwan       13,202,911      23,805,913
                                                                                                                     ------------
                                                                                                                       40,908,983
                                                                                                                     ------------
  TEXTILES, APPAREL & LUXURY GOODS 0.5%
  Tack Fat Group International Ltd. ............................................        Hong Kong      21,144,000       2,252,639
  Tainan Enterprises Co. Ltd. ..................................................          Taiwan        1,883,104       2,388,715
                                                                                                                     ------------
                                                                                                                        4,641,354
                                                                                                                     ------------


                                          Quarterly Statement of Investments | 5

Templeton Dragon Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                         COUNTRY         SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  TRANSPORTATION INFRASTRUCTURE 2.1%
  Cosco Pacific Ltd. ...........................................................          China         3,354,000    $  6,707,441
b Hainan Meilan International Airport Co. Ltd., H ..............................          China         2,994,000       1,364,289
  Hopewell Holdings Ltd. .......................................................        Hong Kong       3,764,000      10,725,780
                                                                                                                     ------------
                                                                                                                       18,797,510
                                                                                                                     ------------
  WIRELESS TELECOMMUNICATION SERVICES 11.1%
  China Mobile (Hong Kong) Ltd. ................................................          China        13,122,000      92,722,186
  Taiwan Mobile Co. Ltd. .......................................................         Taiwan         7,047,764       6,747,633
                                                                                                                     ------------
                                                                                                                       99,469,819
                                                                                                                     ------------
  TOTAL COMMON STOCKS (COST $488,452,194) ......................................                                      857,268,215
                                                                                                                     ------------
  SHORT TERM INVESTMENTS (COST $40,253,335) 4.4%
  MONEY MARKET FUND 4.4%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .........      United States    40,253,335      40,253,335
                                                                                                                     ------------
  TOTAL INVESTMENTS (COST $528,705,529) 99.7% ..................................                                      897,521,550
  OTHER ASSETS, LESS LIABILITIES 0.3% ..........................................                                        2,270,173
                                                                                                                     ------------
  NET ASSETS 100.0% ............................................................                                     $899,791,723
                                                                                                                     ============

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2006, the aggregate value of these securities was $53,492,927, representing 5.95% of net assets.

b     Non-income producing for the twelve months ended September 30, 2006.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Dragon Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dragon Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company.

1. INCOME TAXES

At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...............................   $529,608,463
                                                      ============

Unrealized appreciation ...........................   $375,092,496
Unrealized depreciation ...........................     (7,179,409)
                                                      ------------
Net unrealized appreciation (depreciation) ........   $367,913,087
                                                      ============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



TEMPLETON DRAGON FUND, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 27, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date November 27, 2006